FILE NOS: 811-08617
                                    333-47541


                    SECURITIES AND EXCHANGE COMMISSION
                    ----------------------------------
                         Washington, D.C. 20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]
Pre-Effective Amendment No.                                 [ ]
Post-Effective Amendment No.                                [2]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                          [ ]
Amendment No.                                               [8]

                        (Check appropriate box or boxes.)


                               HUGHES FUNDS, INC.
               (Exact name of Registrant as Specified in Charter)

                                  741 Cox Road
                              Moorestown, NJ  08057
                     (Address of Principal Executive Office)


               Registrant's Telephone Number, including Area Code:
                                  609-234-3903


                              MR. CHARLES J. HUGHES
                                  741 COX ROAD
                              MOORESTOWN, NJ  08057
                     (Name and Address of Agent for Service)


                     Please send copy of communications to:
                             DAVID D. JONES, ESQUIRE
                            518 Kimberton Road, # 134
                        Phoenixville, Pennsylvania 19460
                                  610-718-5381
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/   /     immediately upon filing pursuant to paragraph (b)
/   /     on (date) pursuant to paragraph (b)
/ X /     60 days after filing pursuant to paragraph (a)(1)
/   /     on March 1, 1999 pursuant to paragraph (a)(1)
/   /     75 days after filing pursuant to paragraph (a)(2)
/   /     on (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:

/   /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.


                            THE HUGHES VALUE FUND

                            CROSS-REFERENCE SHEET
                            (As required by Rule 495)


Item No. on Form N-1A              Caption or Subheading in Prospectus
                                   or Statement of Additional Information

PART A - INFORMATION REQUIRED IN PROSPECTUS

1. Front and Back Cover Pages.          Cover Page; Back Cover Page

2. Risk/Return Summary: Investments,
   Risks, and Performance.              Risk/Return Summary; Fees and Expenses


3. Risk/Return Summary/ Fee Table.      Fees and Expenses

4. Investment Objectives, Principal     Risk/Return Summary; Investment
   Investment Strategies, and Related   Objectives and Policies, Risk Factors
   Risks

5. Management's Discussion of           Not included in this Registration
   Fund Performance                     Statement. Included in the Fund's
                                        Semi-Annual Report

6. Management, Organization and         Management of the Fund; Investment
   Capital Structure                    Adviser; General Information

7. Shareholder Information              Investing in the Fund; How to Sell
                                        (Redeem) Your Shares; Distribution Fee;
                                        Federal Taxes; General Information;
                                        Dividends and Distributions

8. Distribution Arrangements            Distribution Fee;

9. Financial Highlights Information     Financial Highlights


PART B. STATEMENT OF ADDITIONAL INFORMATION

10. Cover Page and Table of Contents    Cover Page;  Table of Contents

11. Fund History                        Not covered in Statement of Additional
                                        Information (covered under Item 6 of
                                        Part A)

12. Description of the Fund and its     Investment Policies and Restrictions
    Investments and Risks

13. Management of the Fund.             Investment Adviser; Directors and
                                        Officers

14. Control Persons and Principal       Directors and Officers; Principal
    Holders of Securities               Holders of Securities

15. Investment Advisory and other       Investment Adviser; Custodian; Transfer
    Servicies                           Agent; Administration

16. Brokerage Allocation and Other
    Practices                           Portfolio Transactions

17. Capital Stock and Other             Portfolio Transactions
    Securities.

18. Purchase, Redemption and Pricing    Purchasing and Redeeming Shares
      of Securities Being Offered

19. Taxation of the Fund.               Tax Information

20. Underwriters                        Transfer Agent; Administration
    and Transfer Agents

21. Calculations of Performance Data.   Performance Information

22. Financial Statements                Financial Statements


                                 PART C
Information required to be included in PART C is set forth under the appropriate Item, so numbered, in PART C of the Registration Statement.
______________________________________________________________________________

                                     PART A

                                   PROSPECTUS
                              Dated April 1, 1999

                             The Hughes Value Fund
                                  (the "Fund")
                        A Portfolio of Hughes Funds, Inc.


The Fund's investment objective is to achieve capital growth. The Fund is offered by Hughes Funds, Inc. (the "Company"), an open-end, diversified management investment company.

The Fund offers three classes of shares so that you can choose the type of shares that best suits your investment needs. The Fund offers Class A shares, with a 3.75% front-end sales load, Class C shares,with a continuing annual 12b-1 fee of 1.00%, and a No-Load Class that requires an initial minimum investment of $5,000.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Risk/Return Summary
Fees And Expenses
Investment Objectives And Policies
Risk Factors
Investing In The Fund
How To Sell (Redeem) Shares
Dividends and Distributions
Hughes Funds, Inc
Management of the Fund
Fund Service Providers
Federal Taxes
General Information
Distribution Fee
Financial Highlights
--------------------------------------------------------------------------------

                               RISK/RETURN SUMMARY

The Fund is a diversified mutual fund whose primary investment objective is growth of capital. The Fund seeks to achieve its objective by investing primarily in the securities of companies whose stock is traded on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("ASE") and the NASDAQ over-the-counter market.

Under normal market conditions, the Fund will invest at least 25% of its net assets in stocks of national and state-chartered banks, thrifts, the holding or parent companies of such institutions, and insurance companies ("Financial Services Companies"). The Fund may also invest in savings accounts of mutual thrifts. These investments may entitle the Fund to participate in future stock conversions of the mutual thrifts.

The Fund intends to invest primarily in Financial Services Companies and other publicly traded companies with an established record of earnings and dividends, reasonable return on equity, and sound finances. The Fund may also, from time to time, invest in securities that pay no dividends or interest if, in the Adviser's opinion, such an investment would be beneficial to the Fund and further its investment objective.

The principal risks of investing in the Fund are:

You may lose money by investing in the Fund. The Fund invests in common stock, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. The stock market trades in a cyclical price pattern, with prices generally rising or falling over time. These cyclical periods may last for a significant period of time.

Because the Fund's investment portfolio will be concentrated in Financial Services Companies, the shares may be subject to greater risk than the shares of a fund whose portfolio is less concentrated. Further, Financial Services Companies are regulated at both the state and federal levels. Accordingly, shares of the Fund may be subject to additional risks resulting from changes in the laws of the states or the United States affecting these companies. Additionally, the Fund may invest in the securities of Financial Services Companies that are relatively smaller, engaged in business mostly within their own geographic region, and less well-known to the investment community. Accordingly, the shares may be subject to the additional risk that the Fund may be limited in its ability to dispose of such companies at times and prices most advantageous to the Fund.

The Fund may also invest in a variety of other securities. Accordingly, you will be subject to the risks associated with those securities, including the risk of price declines due to market factors and changes to the creditworthiness of the issuer.


The Fund is appropriate for investors who want capital appreciation and are willing to accept moderate amounts of volatility and risk.

Performance Bar
Chart and Table
Year-by-Year Total Returns as of 12/31

16.6%


July 29, 1998*
Through
December 31, 1998

Best Quarter   Q4  1998    22.1%
Worst Quarter  Q3  1998   - 4.1%

The Fund's total return from July 29, 1998 through December 31, 1998 was 16.6%. The total return for the S&P 500 Index** for that same period was 9.9%

*The Fund's Inception Date
**The S&P 500 Index is a widely recognized, unmanaged index of the 500 largest capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

                              FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses:       Class A   Class C   No-Load

1. Maximum Sales Charges
Imposed on Purchases                     3.75%     NONE      NONE
(as a percentage of offering price)

2. Maximum Deferred Sales Charges        NONE      NONE      NONE
(as a percentage of offering price)

3. Maximum Sales Charges Imposed
On Reinvested Dividends                  NONE      NONE      NONE
(as a percentage of net asset value)

4. Redemption Fees                       NONE      NONE      NONE
(as a percentage of amount redeemed)

5. Exchange Fees                         NONE      NONE      NONE


Annual Fund Operating Expenses:  (expenses that are deducted from Fund assets)

This table sets out the regular operating expenses that are paid out of the Fund's average daily assets. These fees are used to pay for services such as the investment management of the Fund, maintaining shareholder records and furnishing shareholder statements.

                                  Class A        Class C        No-Load

Management Fees*                   1.00%          1.00%          1.00%
12b-1 Fees**                       0.25%          1.00%***       0.25%
Other Expenses (estimated)         0.05%          0.05%          0.05%
                                  -------        -------        -------
Total Fund Operating Expenses.     1.30%          2.05%          1.30%

* The Adviser has voluntarily agreed to waive its advisory fee and/or to reimburse the Fund, if necessary, if the advisory fee or expenses would cause the Total Fund Operating expenses to exceed 1.25% for the Class A or No-Load Class Shares and 2.00% for the Class C shares. The Adviser may revise or cancel these expense limitaitons at any time and will notify you of any such change.

** You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

*** Includes a fee of 0.75% for distribution-related expenses and 0.25% for shareholder service expenses.

Example: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds.

The Example below assumes that you invest $1,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses that were described above remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Time Period                Class A     Class C     No-Load

One Year                     $14        $22          $14

Three Years                  $42        $66          $42

Because the Fund does not charge a redemption fee, you would pay the same fees set forth above even if you did not redeem your shares.

The Fund is required by law to use a 5% assumed annual rate of return in the example. The Fund's actual annual rate of return may be higher or lower than the example.

                       INVESTMENT OBJECTIVES AND POLICIES

Information concerning the Fund's investment objective is set forth in the Risk/Return Summary above. What follows is additional information how the Fund will invest and what kind of securities the Fund will invest in.

The Advisor will allocate Fund assets among securities of particular issuers and industry groups, based on the Advisor's analysis as to the best values currently available in the marketplace. Elements included in that analysis are, by way of example, a company's price value relative to its industry peers, its history of dividend payments and capital growth, its ability to show strong and consistent capital growth over the long term, and other technical and fundamental analytical factors. The Advisor will, based on its analysis, purchase securities that appear to be undervalued in relation to the long-term earning power or asset value of their issuers. Consistent earnings growth is also an important factor.

The fund is a diversified fund, meaning that the Fund limits the amount of its assets invested in any one isurer and/or in any one industry, thereby reducing the risk of loss incured by that issuer or industry. The Fund may invest in the following securities.

Common Stock
The Fund seeks to realize capital appreciation by investing in a diversified portfolio of common stocks that are, in the Adviser's opinion, undervalued in the market. Common stock is issued by companies to raise cash for business purposes and represents a proportionate equity interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds common stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

In choosing common stocks for the Fund's portfolio, the Adviser conducts extensive fundamental security analysis to develop earnings forecasts and to identify attractive investment opportunities relative to market valuation. Individual companies are scrutinized concerning their individual growth prospects and their competitive positions within their respective industries. Individual company analysis focuses upon the outlook for sales, profit margins, returns on capital, cash flow and earnings per share. The Adviser may also engage in short sales of stocks when the Adviser believes that a stock is overvalued and poised to decline in price. Short sales require that the Fund borrow securities during the period when the stock is sold short. At such times, the Fund may be leveraged.

Futures and Options On Securities
The Fund may purchase futures contracts relating to equity, debt and index securities, write (i.e. sell) covered put and call options, and purchase put and call options, on equity, debt and index securities. The Fund intends to use futures and options transactions to decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, and to seek higher investment returns when a futures or options contract is priced more attractively than the underlying security or index.

Risk Factors
The primary risks associated with the use of options and futures are:
(1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities. The risk that the Fund will be unable to close out a position will be minimized by entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market.

Preferred Stock
The Fund may invest in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

Foreign Securities
The Fund may invest in securities of foreign issuers which are publicly traded on U.S. exchanges either directly or in the form of American Depository Receipts
(ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

Real Estate Investment Trusts
The Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

Money Market Funds
The Fund may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market fund). As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may invest in such instruments to the extent that such investments do not exceed 10% of the Funds net assets and/or 3% of any one investment company's outstanding securities.

Restricted And Illiquid Securities
The Fund will not invest more than 15% of its net assets in securities that the Advisor determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions.

Restricted and Illiquid Securities
The fund will not invest more than 15% of its net assets in securities that the Advisor determines, under the supervision of the Board of directors, to be illiquid and/or restricted. Illiquid securities may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions.

When-Issued Securities And Delayed-Delivery Transactions
The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

Money Market Instruments
During periods when the Fund's Adviser deems it advisable for the Fund to be in a defensive posture, the Fund may invest, without limit, in "money market instruments," a term that includes, among other things, bank obligations (which include U.S. Dollar denominated certificates of deposit, bankers acceptances and time deposits issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion), commercial paper, obligations of the U.S. Government, its agencies and instrumentalities, and repurchase agreements backed by U.S. Government securities, and cash.

                                  RISK FACTORS

You may lose money by investing in the Fund. The likelihood of loss is greater if you invest for a shorter period of time. The Fund may be appropriate for long-term investors who understand the potential risks and rewards of invest-ing in common stocks. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news. Over the short-term, stock prices can fluctuate dramatically in response to these factors. However, over longer time periods, stocks, although more volatile, have historically shown greater growth potential than other investments. The Fund is not, in itself, a balanced investment plan, and the potential volatility of the Fund's investment may present certain risks.The value of the Fund's shares will fluctuate to a greater degree than the shares of funds utilizing more conservative investment techniques, or those having as investment objectives the conservation of capital and/or the realization of current income. When you sell your Fund shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund can achieve its investment objectives, since all investments are inherently subject to market risk.

A complete listing of the Fund's investment restrictions, including those that may be changed only by a vote of the Fund's shareholders, may be found in the Statement of Additional Information ("SAI") for the Fund.


                              INVESTING IN THE FUND

Opening And Adding To Your Account
You can invest directly in the Fund in a number of ways. Simply choose the one that is most convenient for you. Any questions you may have can be answered by calling 1-800-446-2987. You may also purchase Fund shares through broker-dealers or other financial organizations.

Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that Fund management reserves the right to reject any purchase order for Fund shares. Your purchase of Fund shares is subject to the following minimum investment amounts:

Minimum Investment       To Open Account     Additional Investments

Class A Shares
Regular Account             $2,500                  $1000
IRAs                        $1,000                  $500

Class C Shares
Regular Account             $2500                   $1000
IRAs                        $1000                   $500

No-Load Shares
Regular Accounts            $5,000                 $1000
IRAs                        $ 1,000                 $500


         TO OPEN AN ACCOUNT              TO ADD TO ACCOUNT

By Mail  Complete an Account             Make your check payable to
         Registration Form, make         The Hughes Value Fund and
         a check payable to The          mail it to the address at left.
         Hughes Value Fund
         and mail the Form and check
         to Hughes Funds, Inc.           Please include your account
         c/o Mutual Shareholder          number on your check.
         Services, 1301 East Ninth       Or use the convenient form
         Street, Suite 3600, Cleveland,  attached to your regular
         OH  44114.                      Fund statement.

By         Telephone transactions may            Call 1-800-446-2987 to make
Tele-      not be used for initial purchases     your purchase.
Phone      If you want to make
Purchases  subsequent transactions via
trans      telephone, please select this
ferring    service on your account
money      Registration Form.
from
your
checking,
NOW or
bank
money
market
account.

Hughes Funds, Inc. wants you to be kept current regarding the status of your account in the Fund. To assist you, the following statements and reports will be sent to you:

Confirmation Statements       After every transaction that affects your
                              account balance or your account registration.

Financial Reports             Semi-annually -- to reduce Fund expenses, only
                              one copy of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund.

Purchase By Mail
Your purchase order, if in proper form and accompanied by payment, will be processed upon receipt by Mutual Shareholder Services, the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at the Fund's net asset value calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the net asset value determined as of the close of regular trading on the next business day.

The Company does not consider the U.S. Postal Service or any other independent delivery service to be its agent. Therefore, deposit in the mail or with such services, or receipt at Mutual Shareholder Services' Post Office Box, of purchase applications or redemption requests does not constitute receipt by the Custodian or the Fund. Do not mail letters by overnight courier to the post office box address. Correspondence mailed by overnight courier should be sent to the Fund at:

                    Mutual Shareholder Services
                    1301 East Ninth Street, Suite 3600
                    Cleveland, OH  44114

All applications to purchase shares of the Fund are subject to acceptance or rejection by authorized officers of the Company and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by check or money order drawn on a U.S. bank, savings & loan or credit union. The Custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the Custodian for insufficient funds. The Company reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders. If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

By Financial Service Organization
If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Telephone Purchases
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share net asset value determined at the close of business on the day that the transfer agent receives payment through the Automatic Clearing House. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

Mutual Shareholder Services, the Fund's transfer agent, employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses.

Wire Purchases
If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

Miscellaneous Purchase Information
Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

The public offering price for Class C and No-Load shares of the Fund is based upon the Fund's net asset value per share. Net asset value per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The assets of the Fund are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Directors. The net asset value of the Fund's shares is computed on all days on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. East Coast time. The public offering price for Class A shares is the NAV plus a sales charge of 3.75% of your investment.


                        HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
Sale requests should be mailed via U.S. mail or overnight courier service to:

          Mutual Shareholder Services
          1301 East Ninth Street, Suite 3600
          Cleveland, OH  44114

The selling price of the shares being redeemed will be the Fund's per share net asset value next calculated after receipt of all required documents in Good Order. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Good Order means that the request must include:

1.   Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4.   Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees --
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

i)   if you change the ownership on your account;
ii) when you want the redemption proceeds sent to a different address than is registered on the account;
iii) if the proceeds are to be made payable to someone other than the account's owner(s);
iv)  any redemption transmitted by federal wire transfer to your bank; and
v) if a change of address request has been received by the Company or Declaration Service Company within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $2,500 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Signature Guarantee."

By Telephone
You may redeem your shares in the Fund by calling the Transfer Agent at 1-800-446-2987 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

By Wire
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. A $10 fee is charged for outgoing wires.

Redemption At The Option Of The Fund
If the value of the shares in your account falls to less than $1000, the Company may notify you that, unless your account is increased to $1000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $1000 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $1000 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts.


                           DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carryforwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to Mutual Shareholder Services,1301 East Ninth Street, Suite 3600, Cleveland, OH 44114.

                               HUGHES FUNDS, INC.

Hughes Funds, Inc (the "Company") was organized on December 15, 1997 as a Maryland corporation, and is a mutual fund of the type known as an open-end, diversified management investment company. It did not begin operations until 1998 nor commence offering its shares until that time. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and
enjoy other advantages traditionally   reserved  for  large  investors.   The
Conpany is authorized to issue 100,000,000 shares of .001 cent par value common capital stock. The Company's Articles of Incorporation permit its Board of Directors to classify any unissued shares into one or more classes of shares. The Board has authorized the issuance of 25,000,000 shares of The Hughes Value Fund which are offered by this prospectus. The Fund shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the Fund as shall be determined. Other than these rights,they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

Shareholder meetings will not be held unless required by Federal or State law or in connection with an undertaking given by the Fund (See Statement of Additional Information).

                             MANAGEMENT OF THE FUND

The business affairs of the Fund are managed under the general supervision of a Board of Directors.

Investment Adviser

Management Agreements: The Company has entered into an Investment Advisory Contract (the "Contract") with Hughes Investment Advisors LLC, (the "Adviser"), 741 Cox Road, Moorestown NJ 08057. Charles J Hughes is the president of and controls the Adviser and is responsible for all its investment decisions, including the day-to-day management of the Fund. Mr. Hughes also serves as the President and as a Director of the Company. The Adviser manages the investment of the assets of the Fund in accordance with the Fund's investment objective, policies, and restrictions. The Adviser was formed on December 9, 1997 and registered as an Investment Advisory Firm with the Securities and Exchange Commission on March 13, 1998. The Advisor formerly operated as Hughes Trading L.L.C., and developed financial futures and timing model software for equity trading. In addition, Mr. Hughes has been a commercial airline pilot for American Airlines since 1988. Although Mr. Hughes has extensive experience managing portfolios for himself and his family, Mr. Hughes does not have any previous experience in providing investment management services to any registered investment company.

The Adviser receives from the Fund, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 0.50% of the Fund's net assets.

Operating Services Agreement; the Company has also entered into an Operating Services Agreement with the Adviser where the Adviser will provide, or arrange to provide, essentially all other services needed to the Fund. These services include transfer agent, accounting, distribution and custodial services. The effect of the Investment Advisory Agreement and the Operating Services Agreement is to cap the Fund's normal operating expenses. These contracts do not cover expenses incurred by the Fund for taxes, interest, brokerage fees, legal expenses for litigation, and other extraordinary expenses.

The Adviser receives from the Fund, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 0.50% of the Fund's net assets.

Under these agreements, the Adviser furnishes at its own expense office space to the Company and all necessary office facilities, equipment, and personnel for managing the assets of the Fund. The Adviser also pays all expenses of marketing shares of the Fund, and related bookkeeping.


                             FUND SERVICE PROVIDERS

The Fund could not function without the services provided by certain companies. With the Board's permission, the Adviser and the Fund have entered into contracts with the following companies. All fees charged by these companies will be paid by the Adviser.

Custodian
Fifth Third National Bank, N.A., Cincinnati, Ohio, holds the investments and
other assets that the Fund owns.   The Custodian is responsible for receiving
and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund, and performing other administrative duties, all as directed by persons authorized by the Fund. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. Portfolio securities of the Fund are maintained in the custody of the Custodian, and may be entered in the Federal Reserve Book Entry System, or the security depository system of The Depository Trust Company.

Transfer, Dividend Disbursing And Accounting Services Agent
Mutual Shareholder Services provides transfer agency and dividend disbursing services for the Fund. This means that its job is to maintain, accurately, the account records of all shareholders in the Fund as well as to administer the distribution of income earned as a result of investing in the Fund. Mutual Shareholders Services also provides accounting services to the Fund including portfolio accounting services, expense accrual and payment services, valuation and financial reporting services, tax accounting services and compliance control services.

                                  FEDERAL TAXES

As with any investment, you should consider the tax implications of an investment in the Fund. The following is only a short summary of the important tax considerations generally affecting the Fund and its shareholders. You should consult your tax adviser with specific reference to your own tax situation.

The Fund intends to qualify and maintain its qualification as a "regulated investment company" under the Internal Revenue Code (hereafter the "Code"), meaning that to the extent a fund's earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. Accordingly, the Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of the Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When the Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Fund will notify you annually as to the tax status of dividend and capital gains distributions paid by the Fund. Such dividends and capital gains may also be subject to state and local taxes.

You may realize a taxable gain or loss when redeeming shares of the Fund depending on the difference in the prices at which you purchased and sold the shares.

Because your state and local taxes may be different than the federal taxes described above, you should see your tax adviser regarding these taxes.

                               GENERAL INFORMATION

Total return for the Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

Total return of the Fund may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

                                DISTRIBUTION FEE

The Fund has adopted a distribution plan (the "Distribution Plan"), pursuant to which the Fund may incur shareholder servicing expenses of up to .25% per annum of the Fund's average daily net assets on all of its share classes.

The Fund has also adopted a distribution plan (the "Distribution Plan"), pursuant to which the Fund may incur distribution expenses of up to .75% per annum of the Fund's average daily net assets on its Class C shares. This fee is available to broker, dealers and other persons who provide distribution and other services to the Fund to help sell Class C shares.

The Distribution Plans provide that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents.

Year 2000 Risks: As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since its inception on July 29, 1998. Certain infor-mation reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has not been audited. These Financial Highlights, along with other information concerning the Fund are included in the Fund's semi-annual report, which is available without charge upon request.

                                July 29, 1998*
                                Through
                                December 31, 1998

Net Asset Value-
Beginning of Period             $10.00

Investment Operations:
Net Investment Income           $ 0.06
Net Realized and
Unrealized Gain on
Investments                     $ 1.66
Total from Investment
Operations                      $ 1.72
Distributions:
From Net
Investment Income               $(0.06)
From Net Realized
Capital Gains                   $ 0.00
Total Distributions             $(0.06)

Net Asset Value-
End of Period                   $11.66

Total Return                    16.60%

Ratios/Supplemental Data**
Net Assets, end of period
(in 000's)                       $117
Ratio of Expenses to
Average Net Assets(4,5)          1.00%
Ratio of Net Investment
Income to Average Net
Assets                           0.95%
Portfolio Turnover Rate         46.12%

*Commencement of Operations

**Annualized Commencements of Operations

See notes to financial statement contained in the Fund's Semi- Annual Report.

                              FOR MORE INFORMATION

Additional information about the Fund is available in the Fund's semi-annual report to shareholders. In the Fund's semi-annual report, you will find a discussion of the market conditions and investment strategies that significantly affected th Fund's performance during its first six months of operations.

Statement of Additional                      By Mail:
Information (SAI)
                                          Hughes Funds, Inc.
The SAI contains more detailed            c/o Mutual Shareholder Services
Information on all aspects of the         1301 East Ninth Street, Suite 3600
Fund.  A current SAI, dated May 1,        Cleveland, OH  44114
1999, has been filed with the SEC
and is incorporated by reference          By Phone:  1-800-446-2987
into (is legally a part of) this
prospectus.
To request a free copy of the SAI,
or the Fund's latest semi-annual          Or you may view or obtain these
Report, please contact the Fund.          documents from the SEC.


In person:  at the SEC's Public Reference Room in Washington, D.C.

By Phone:  1-800-SEC-0330

By Mail: Public Reference Section,Securities and Exchange Commission, Washington, D.C. 20549-6009 (duplicating fee required)

On the Internet:  www.sec.gov



                             The Hughes Value Fund
                         c/o Mutual Shareholder Services
                       1301 East Ninth Street, Suite 3600
                              Cleveland, OH  44114
                                 1-800-446-2987



                           Investment Company Act No.
                                    811-08617


                   STATEMENT OF ADDITIONAL INFORMATION

Dated April 1, 1999


THE HUGHES VALUE FUND
741 Cox Road
Moorestown NJ  08057

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Hughes Value Fund, Inc., dated April 1, 1999.
Requests for copies of the Prospectus should be made by writing to Hughes Funds, Inc., 741 Cox Road, Moorestown NJ 08057 or by calling 609-234-3903.

                            TABLE OF CONTENTS
Investment Policies and Restrictions      Custodian
Investment Adviser                        Transfer Agent
Directors and Officers                    Administration
Performance Information                   Independent Accountants
Purchasing and Redeeming Shares           Independent Auditors Report*
Tax Information                           Financial Statements
Portfolio Transactions                    Principal Holders of Securities

* Previously filed by Amendment to Form N-1A

INVESTMENT POLICIES AND RESTRICTIONS
The Fund's investment objective and the manner in which the Fund pursues its investment objective is discussed in the prospectus. The Fund's investment limitations and restrictions are listed below:

The Fund will not:

1. To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

2. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest less than 25% of its assets (valued at time of investment) in securities of Financial Services Companies, except for temporary or defensive purposes;

4. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

5. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

6. Make margin purchases or short sales of securities;

7. Invest in companies for the purpose of management or the exercise of control;

8. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements), or lend its portfolio securities.

9. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Advisor.

10. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

11. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate.

12. Purchase warrants on securities.

13. Issue senior securities.

14. Invest in commodities, or futures and options on commodities.

15. Except for Financial Services Companies, invest more than 25% of its net assets (valued at the time of investment) in securities of any one industry.

Restrictions 1 through 15 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Fund may not:

a. Invest more than 15% of its net assets in securities that are not readily marketable;
b. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (b) where acquisition results from a dividend or merger,consolidation or other reorganization (in addition to this investment restriction, the Investment Company Act of 1940 provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Funds assets (valued at time of investment) in all investment company securities purchased by the Fund);
c. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost;
d. Invest more than 10% of the Fund's assets (valued at the time of investment) in initial margin deposits of options or futures contracts.

                            INVESTMENT ADVISER
Information on the Fund's investment adviser, Hughes
Investment Advisors LLC, is set forth in the prospectus.

The adviser is a New Jersey Limited Liability Company.
Charles J Hughes is the President with a 51% interest in the company and his brother Daniel J Hughes has a 49% interest and is a member of the company. Although Mr. Hughes has extensive experience in managing personal investment portfolios for himself and his family, he does not have any previous experience in providing investment management services to any registered investment company.

The Advisory Agreement provides that the adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement expires on March 31, 2001, but may be continued from year to year so long as its continuance is approved annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

DIRECTORS AND OFFICERS
The board of directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Advisor subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below:

Name, Age, Address, Position            Principal Occupation For the
with Fund                               Last Five Years

Charles J Hughes   Age 48 *             Fund Adviser
741 Cox Road                            President Hughes Trading LLC since
Moorestown NJ 08057                     February, 1996. Pilot for American
President, Treasurer & Director         Airlines since 1988.
                                        BA Degree LaSalle University

Frank G Solecki    Age 52               Director of Manufacturing PCD
48 Cove Road                            Division of FMC Corporation
Moorestown NJ 08057                     BS Degree Penn State University
Secretary and Director

Neal K Smith       Age 47               Sales Engineer for Del-Val
144 Knotty Oak Dr.                      Equipment, Inc.
Mount Laurel NJ 08054                   BS Degree Grove City College
Director

* Indicates an "interested person" as defined in the Investment Company Act of
1940.

The Corporation was organized as a Maryland Corporation on December 15, 1997. The table below sets forth the compensation anticipated to be paid by the Corporation to each of the directors of the Corporation during the fiscal year ending June 30, 1999.

Name of Director    Compensation    Pension     Annual    Total Compensation
                    from Corp.      Benefits    Benefits  Paid to Director

Charles J Hughes        0              0           0            0

Frank G Solecki       $500             0           0          $500

Neal K Smith          $500             0           0          $500


PRINCIPAL HOLDERS OF SECURITIES
As of December 31, 1998, Charles J Hughes and Daniel J. Hughes owned 50% each of the Fund's outstanding shares. Accordingly, they are deemed to then control the Fund.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Corporation's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

PERFORMANCE INFORMATION
From time to time the Fund may quote total return figures.
"Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average
Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return
Percentage for the period.

Average Annual Total Return is computed as follows: P(1+T)[n]   = ERV

Where:    P =a hypothetical initial investment of $1000
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of shares at the end of the period

Yield. The Fund may advertise performance in terms of a 30-
 .day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

               Yield = 2[(a-b/cd + 1)6 - 1]

        Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends
               d = the maximum offering price per share
                   on the last day of the period

Income taxes are not taken into account. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                    PURCHASING AND REDEEMING SHARES
Purchases and redemptions are discussed in the Fund's prospectus.

Redemptions will be made at net asset value. The Fund's net asset value is determined on days on which the New York
Stock Exchange is open for trading.

                          TAX INFORMATION

Taxation Of The Fund. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

Taxation Of The Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.


                         PORTFOLIO TRANSACTIONS
The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. Since investment decisions are based on the anticipated contribution of a security to the Fund's investment objective, the rate of portfolio turnover is not a factor when the Adviser believes a change is in order to achieve those objectives. The Fund expects that its annual portfolio turnover rate will not exceed 100% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations.
Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

                         CUSTODIAN
Fifth Third National Bank, N.A., Cincinnati, Ohio, acts as custodian for the Fund. As such, it holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. Fifth Third does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

                       TRANSFER AGENT
Mutual Shareholder Services acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Company and the Adviser, dated March 31, 1999. Under the agreement, Mutual Shareholder Services is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

All fees charged by the transfer agent will be paid by the Adviser. For the services to be rendered as transfer agent, The Adviser shall pay mutual Shareholder Services an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

                     ADMINISTRATION
Mutual Shareholder Services also acts as Administrator to the Fund pursuant to a written agreement with the Company and the Adviser, dated March 31, 1999. The Administrator supervises all aspects of the operations of the Fund except those performed by the Fund's investment adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing reports and filings with the Securities and Exchange Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records

For the services to be rendered as Administrator, The
Adviser shall pay mutual Shareholder Services an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.


                          INDEPENDENT ACCOUNTANTS
DeAngelis & Higgins LLC, 39 North Main Street, Cranbury NJ 08512 has been selected as the independent accountants for the Fund. As such, DeAngelis & Higgins LLC performs audits of the Fund's financial statements.

                            FINANCIAL STATEMENTS
The Hughes Value Fund unaudited financial statement as of December 31,1998 appear in the report which is attached to this Statement of Additional Information.


                           HUGHES VALUE FUND
                           741 Cox Road
                           Moorestown NJ 08057

January 7, 1999


Dear Shareholder:

I am pleased to present the first semi-annual report (unaudited) of the Hughes Value fund for the period July 29, 1998 through December 31, 1998.

The Hughes Value Fund's net asset per share at inception on July 29, 1998 was $10.00 as compared to $11.66 on December 31, 1998. After adjusting for dividend payments of $0.06 per share, the Fund registered a return of 16.6% during the period.

Sincerely,

/s/ Charles J Hughes
President





Schedule of Investments (Unaudited)
December 31, 1998

Shares/Principal Amount                 Market Value       % of Assets
Cigarettes
     96 Philip Morris Companies, Inc.      5,136                4.38%

Computer Networks
     68 Cisco Systems, Inc.*B36            6,311                5.39%

Department Stores
     66 Wal-Mart Stores, Inc.              5,375                4.59%

Eating and Drinking Places
     70 McDonalds Corporation              5,377                4.59%

Electric Housewares and Fans
     68 General Electric Co.               6,936                5.92%

Federal and Federally Sponsored
Credit Agencies
     76 Fedl National Mortgage Assoc.      5,624                4.80%

Fire, Marine and Casualty Insurance
     140 Citicorp                          6,956                5.94%

Life Insurance
     80 Jeferson Pilot                     6,000                5.12%

Lumber and Other Building
  Materials Dealers
     80 Home Depot, Inc.                   4,895                4.18%

Medical, Dental, and Hospital
  Equipment and Supplies
     58 Johnson and Johnson                4,865                4.15%

Nondeposit Trust Facilities
     56 Morgan (J.P.) & Co., Inc.          5,883                5.02%

Paint, Glass and Wallpaper Stores
     216 Sherwin Williams Co. Ohio         6,345                5.42%

Perfumes, Cosmetics and Other
  Toilet Preparations
     52 Procter & Gamble Co.               4,748                4.05%

Petroleum Refining
     64 Exxon Corp.                        4,680                3.99%

Pharmaceutical Preparations
     34 Merck & Co., Inc.                  5,015
     86 Schering-Plough Corp.              4,752
                                           9,767                8.34%

Prepackaged Software
     44 Microsoft Corp.*                   6,102                5.21%

Semiconductors and Related Devices
     50 Intel Corp.                        5,928                5.06%

State Commercial Banks
     100 Wilmington Trust                  6,163                5.26%

Telephone Communications,
  Except Radiotelephone
     86 Bell Atlantic Corp.                4,558                3.89%

Telephone and Telegraph Apparatus
     46 Lucent                             5,057                4.32%

Cash and Equivalents
     309 Fountain Square Treasury            309                0.26%

     Total Investments                   117,015               99.86%

     Other Assets Less Liabilities           159                0.14%

     Net Assets - Equivalent to $11.66
     per share on                        117,174                100%


*Non-income producing securities. The accompanying notes are an integral part of the financial statements.



              STATEMENT OF ASSETS AND LIABILITIES

Assets:
  Investment Securities at Market Value
    (Identified Cost - 101,829)                    $117,015
  Cash                                                 -
  Receivables:
    Dividends and Interest                              133
      Total Assets                                  117,148

Liabilities
  Payables:
    Investment Securities Purchased                    -
    Accured Expenses                                   -
      Total Liabilities                                -

Net Assets                                          117,148
Net Assets Consist of:
  Capital Paid In                                   100,552
  Undistributed Net Investment Income                  -
  Accumulated realized Gain (Loss) on
    Investments - Net                                 1,410
  Unrealized Appreciation in Value
    of Investments Based on Identified Cost - Net    15,186

Net Assets for 10,047 Shares Outstanding            117,148
Net Asset Value and Redemption Price
  Per Share ($117,148/10,047 shares)                  11.66
Offering Price Per Share                              11.66



                 STATEMENT OF OPERATIONS
July 29, 1998 to December 31, 1998

Investment Income:
  Dividends                                             102
  Interest                                              450
    Total Investment Income                             552
  Expenses
    Management Fees (Note 2)                            282
      Total Expenses                                    282
    Reimbursed Fees                                    (282)
      Total Expenses after Reimbursements                -

Net Investment Income                                   552

Realized and Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on Investments               1,410
    Distribution of Realized Captial Gains
     from other Investment Companies                    -
    Unrealized Gain (Loss) from Appreciation
      (Depreciation) on Investments                  15,186
Net Realized and Unrealized Gain (Loss)
  on Investments                                     16,596

Net Increase (Decrease) in Net Assets
  from Operations                                    17,148


            STATEMENT OF CHANGES IN NET ASSETS
                    7/29/98 to 12/31/98

From Operations:
  Net Investment Income                                 552
  Net Realized Gain (Loss) on Investments             1,410
  Net Unrealized Appreciation (Depreciation)         15,186

  Increase (Decrease) in Net Assets from Operations  17,148

From Distributions to Shareholders
  Net Investment Income                               (552)
  Net Realized Gain (Loss) from Security
    Transactions                                         0

  Net Increase (Decrease) from Distributions          (552)

From Capital Share Transactions:
  Proceeds From Sale of 10,000 Shares                 100,000
  Net Asset Value of 47 Shares Issued on
    Reinvestment of Dividends                             552
  Cost of 0 Shares Redeemed                                 0
                                                      100,552
Net Increase in Net Assets                            117,148
Net Assets at Beginning of Period
  (inc. undistributed net investment income of $0)          0
Net Assets at End of Period (inc. undistributed
  net investment income of $0)                        117,148



                  FINANCIAL HIGHLIGHTS
Selected data for a share of common stock outstanding throughout the period: 7/29/98 to 12/31/98

Net Asset Value -
  Beginning of Period                                   10.00
Net Investment Income                                    0.06
Net Gains or Losses on Securities
  (realized and unrealized)                              1.66

Total from Investment Operations                         1.72
Dividends
  (from net investment income)                          (0.06)
Distributions (from capital gains)                       0.00
Return of Capital                                        0.00

  Total Distributions                                   (0.06)
Net Asset Value -
  End of Period                                         11.66
Total Return                                            16.60%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)                    117
Before reimbursements
  Ratio of Expenses to Average Net Assets*               1.00%
  Ratio of Net Income to Average Net Assets*             0.96%
After reimbursements
  Ratio of Expenses to Average Net Assets*               0.00%
  Ratio of Net Income to Average Net Assets*             1.96%
Portfolio Turnover Rate                                 46.12%
Average commission per share                          0.23270

*Annualized

The accompanying notes are an integral part of the financial statements.



                    NOTES TO FINANCIAL STATEMENTS
                         December 31, 1998
1.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an open-end management investment company, organized as a Maryland Corporation in December 1997. The fund is a diversified mutual fund whose primary investment objective is growth of capital. The Fund will seek to achieve its objective by investing primarily in the securities of companies whose stock is traded on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("ASE") and the NASDAQ over-the-counter market. There can be no assurance that the Fund's objective will be achieved. Significant accounting policies of the Fund are presented below:

SECURITY VALUATION:
The Fund intends to invest in a wide variety of equity and debt securities. The investments insecurities are carried at market value. The market quotation used for common stocks, including those listed on the NASDAQ National Market system, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Short-term investments are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

SECURITY TRANSACTION TIMING
Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:
It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.)INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an investment advisory and administration agreement with Hughes Investment Advisors LLC. The Investment Advisor receives from the Fund as compensation for its services an annual fee of 1.0% on the Fund's net assets. Hughes Investment Advisors LLC receives from the Fund as compensation for its administrative services an annual fee of 0.1% of the fund's net assets. Hughes Investment Advisors LLC has agreed to be responsible for payment of all operation expenses of the Fund except for brokerage and commission expenses, and any extraordinary and non-reccuring expenses. From time to time, Hughes Investment Advisors LLC may waive some or all of the fees. During the period ending December 31, 1998 all management and administrative fees have been waived.

3.) RELATED PARTY TRANSACTIONS
Certain owners of Hughes Investment Advisors LLC are also owners and/or directors of the Hughes Value Fund. These individuals may receive benefits from any management and or administration fees paid to the Advisor.

4.) CAPITAL STOCK AND DISTRIBUTION
At December 31, 1998 an indefinite number of shares of capital stock ($.10 par value) were authorized, and paid-in capital amounted to $100,552. Transactions in common stock were are follows:

     Shares sold                              10,047
     Shares issued to shareholders in
      reinvestment of dividends                   47

     Shares redeemed                               0
     Net increase                             10,047
     Shares Outstanding:
      Beginning of Period                          0
      End of Period                           10,047

5.) PURCHASES AND SALES OF SECURITIES
During the period from inception to December 31, 1998, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $148,029 and $47,920 respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0 respectively.

6.) FINANCIAL INSTRUMENTS DISCLOSURE
There are no reportable financial instruments that have any off-balance sheet risk as of December 31, 1998.

7.) SECURITY TRANSACTIONS
For Federal income tax purposes, the cost of investments owned at December 31, 1998 was the same as identified cost.

At December 31, 1998, the compensation of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:
Appreciation               (Depreciation)     Net Appreciation (Depreciation)
  15,362                       (176)                    15,186



                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

1.  Articles of Incorporation*
2.  By-Laws of Registrant*
3. Instruments defining rights of Shareholders---None, See Articles of Incorporation
4.  See Exhibit 1, Articles of Incorporation, Article IV
5.  Operating Services Agreement
6.  Underwriting Contracts---  none
7.  Bonus or Profit Sharing Contracts---  None
8.  Custodian Agreements
9.  Transfer Agent Contracts
9.1 Accounting Services Agreement
10  Opinion of Counsel*
11  Consent of Independent Auditors*
12  Omitted Financial statements---  None
13  Initial Capital Agreements---  not Applicable
14  Not Applicable
15  Rule 12b-1 Plan
16  Not Applicable
27  Financial Data Schedule---  Not Applicable
18  Not Applicable

* Previously filed by amendment to the Registrant's Registration Statement on Form N-1A and incorpoated herein by reference.

Item 25. Persons Controlled by or Under Common Control With Registrant
         See Caption "Principal Holders of Securities" in the Statement of Additional Information

Item 26. Number of Holders of Secuities
         As of December 31, 1998, there were 2 holders of the shares of beneficial interest of the Hughes Value Fund.

Item 27.  Indemnification
          (a) General. The Articles of Amendment and Restatement of Charter (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of Shares for money damages for breach of fiduciary duty as a director and each director and officer shall be  indemnified by the Corporation;  provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of Shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit.
          The By-Laws of the Corporation provide that the Corporation shall indemnify any individual who is a present or former director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding,
          whether  civil,   criminal,   administrative or   investigative
          (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law.

          (b) Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

          The By-Laws provide that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

          (c) Standard of Conduct. Under Maryland law, the Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate  dishonesty;  or
          (2) the director  actually received an improper personal benefit;
          or (3) in the case of a criminal  proceeding, the  director  had reasonable  cause  to  believe  that  the act  or  omission  was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination
          has  been  made,   in   accordance   with Maryland   law,  that
          indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

          (d) Required Indemnification. Maryland law requires that a director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

          (e) Advance Payment. The By-Laws provide that the Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. In accordance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following  conditions is met: (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of
          directors   who  are   neither   "interested persons"   of  the
          Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

          (f) Insurance. The By-Laws provide that, to the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain
          insurance   on  behalf  of  any   officer  or director  of  the
          Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 28.  Business and Other Connections of Investment Adviser
          None

Item 29.  Principal Underwriter
          The Fund does not have a principal underwriter

Item 30.  Location of Accounts and Records
          The books and  records  of the Fund,  other  than the  accounting  and
          transfer  agency  (including   dividend disbursing)   records,   are
          maintained by the Fund at 741 Cox Road,Moorestown NJ 08057; the Fund's accounting and transfer agency records are maintained at Mutual Shareholder Services, 1301 East ninth Street, Suite 3600, Cleveland, OH 44114.


Item 31.  Management Services
          There are no management service contracts not described in Part A or Part B of Form N-1A.

Item 32.  Undertakings
          Not Applicable


                               SIGNATURES


     Pursuant  to  the  requirements  of the  Securities
Act of  1933  and  the Investment Company Act of 1940, the Registrant  has
duly  caused  this Post-Effective Amendment No. 1 to its Registration Statement
to be signed on its behalf  by  the  undersigned,   hereunto  duly  authorized
in  Moorestown, NJ on the 26th day of January, 1999.




                    HUGHES FUNDS, INC.

 /s/ Charles J Hughes.
     President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacitate indicated:


          NAME                TITLE                  DATE

/s/   Charles J. Hughes      President &         January 26, 1999
                             Director


/s/   Frank G. Soleki        Secretary &         January 26, 1999
                             Director

/s/   Neal K. Smith          Director            January 26, 1999



                             EXHIBIT INDEX

Exhibit No.     Exhibit

EX-99.B1        Registrant's Articles of Incorporation*
EX-99.B2        Registrants Bylaws*
EX-99.B4        See Exhibit B1, Articles of Incorporation, Article IV
EX-99.B5        Operating Services Agreement
EX-99.B8        Custodian Agreement
EX-99.B9        Transfer Agent Agreement
EX-99.B9.1      Accounting Services Agreement
EX-99.B10       Opinion of Counsel*
EX-99.B11       Consent of Independent Auditors *
EX-99.B13       Subscription Agreement *
EX-99.B15       Rule 12b-1 Plan
EX-27           Financial Data Schedule *

* Previously filed by amendment to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.